UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22043

Invesco Dynamic Credit Opportunities Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	8/31/18

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2018

Invesco Dynamic Credit Opportunities Fund

NYSE: VTA

2	Letters to Shareholders

3	Fund Performance

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Schedule of Investments

25	Financial Statements

28	Notes to Financial Statements

38	Financial Highlights

39	Approval of Investment Advisory and Sub-Advisory Contracts

41	Distribution Information

42	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

     Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2 Invesco Dynamic Credit Opportunities Fund

Fund Performance

Performance summary
Cumulative total returns, 2/28/18 to 8/31/18
Fund at NAV	3.81%
Fund at Market Value	2.10
Credit Suisse Leveraged Loan Index▼	2.36

Market Price Discount to NAV as of 8/31/18	-13.25

Source: ▼Bloomberg L.P.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

     Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Credit Suisse Leveraged Loan Index represents tradeable, senior-secured, US dollar-denominated, non-investment grade loans.

     The Fund is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2018, the Trustees of the Fund approved a share repurchase program that allows the Fund to repurchase up to 25% of the

20-day average trading volume of the Fund’s common shares when the Fund is trading at a 10% or greater discount to its net asset value. The Fund will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco Dynamic Credit Opportunities Fund

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Fund easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:

1.

Premium: If the Fund is trading at a premium — a market price that is higher than its NAV — you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Fund is trading at a discount — a market price that is lower than its NAV — you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4 Invesco Dynamic Credit Opportunities Fund

Schedule of Investments

August 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–105.07%(b)(c)(d)
Aerospace & Defense–4.13%
Consolidated Aerospace Manufacturing, LLC, Term Loan (1 mo. USD LIBOR + 3.75%) (Acquired 08/11/2015-02/28/2018; Cost $1,836,645)	5.83%	08/11/2022		$1,852	$1,863,911
DAE Aviation Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	07/07/2022		2,912	2,922,476
Greenrock Finance, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.58%	06/28/2024		1,925	1,935,046
IAP Worldwide Services,
Revolver Loan (Acquired 07/22/2014; Cost $1,299,963)(e)(f)	0.00%	07/18/2019		1,300	1,299,964
Revolver Loan (3 mo. USD LIBOR + 5.50%) (Acquired 07/22/2014; Cost $144,440)(e)	7.89%	07/18/2019		144	144,440
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)	8.83%	07/18/2019		1,639	1,620,450
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	4.83%	10/04/2024		1,553	1,522,063
NAC Aviation 8 Ltd. (Ireland), Term Loan (1 mo. USD Fixed + 6.50%) (Acquired 03/24/2017; Cost $2,480,867)	8.58%	12/31/2020		2,481	2,480,867
Peraton Corp., Term Loan (3 mo. USD LIBOR + 5.25%)(e)	7.59%	04/29/2024		1,316	1,315,603
Perspecta Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.33%	05/31/2025		1,314	1,317,140
TransDigm Inc.,
Term Loan E (1 mo. USD LIBOR + 2.50%)	4.58%	05/30/2025		8,319	8,309,478
Term Loan F	4.58%	06/09/2023		10,798	10,789,720
Term Loan G (1 mo. USD LIBOR + 2.50%)	4.58%	08/22/2024		1,136	1,135,264
Vectra Co.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	03/08/2025		935	934,927
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.33%	03/08/2026		550	551,363
Wesco Aircraft Hardware Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.58%	02/28/2021		1,397	1,391,516
Xebec Global Holdings, LLC, Term Loan (3 mo. USD LIBOR + 5.50%) (Acquired 02/06/2018-07/20/2018; Cost $859,643)	7.84%	02/12/2024		867	860,670
					40,394,898

Air Transport–1.73%
American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.81%	06/27/2025		146	143,644
Avolon TLB Borrower 1 (US) LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	4.08%	01/15/2025		6,601	6,603,889
eTraveli Group Holding AB (Sweden), Term Loan B(g)	—	11/29/2024	EUR	3,415	3,970,873
Gol LuxCo S.A. (Luxembourg), Term Loan (Acquired 08/19/2015; Cost $3,468,961)	6.50%	08/31/2020		3,488	3,579,400
Mesa Airlines, Inc.,
Term Loan N913FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $250,657)	6.80%	12/01/2021		253	250,838
Term Loan N914FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $290,528)	6.80%	12/01/2021		294	290,737
Term Loan N915FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $245,360)	6.80%	12/01/2021		248	245,536
Term Loan N916FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $305,845)	6.80%	03/01/2022		309	306,110
Term Loan N917FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $278,297)	6.80%	03/01/2022		281	278,538
Term Loan N947LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $303,487)	6.80%	09/01/2022		307	303,818
Term Loan N948LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $312,036)	6.80%	09/01/2022		316	312,376
Term Loan N950LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $343,382)(e)	6.80%	09/01/2022		347	343,757
Term Loan N951LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $325,145)	6.80%	09/01/2022		329	325,499
					16,955,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–2.36%
CH Hold Corp., Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	02/01/2024		$2,120	$2,131,137
Dayco Products, LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	6.56%	05/19/2023		991	995,473
Dealer Tire, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.70%	12/22/2021		172	167,169
Mavis Tire Express Services Corp.,
Delayed Draw Term Loan(f)	0.00%	03/20/2025		281	279,073
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.25%)	5.42%	03/20/2025		16	16,240
Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	03/20/2025		1,852	1,840,317
Navistar Financial Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.88%	07/31/2025		1,341	1,345,852
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.58%	11/06/2024		1,466	1,472,635
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	6.08%	05/22/2024		2,208	2,225,055
Tenneco Inc., Term Loan B(g)	—	06/18/2025		4,515	4,523,804
ThermaSys Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	6.35%	05/03/2019		2,017	1,931,539
TI Group Automotive Systems, L.L.C., Term Loan (1 mo. USD LIBOR + 2.50%)	4.58%	06/30/2025		394	395,115
Tower Automotive Holdings USA, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.88%	03/07/2024		572	574,972
Transtar Holding Co.,
Delayed Draw Term Loan (Acquired 04/11/2017-07/06/2017; Cost $157,710)(f)	0.00%	04/11/2022		158	156,859
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)(e)	6.32%	04/11/2022		1,707	1,698,224
PIK Term Loan (6 mo. USD LIBOR + 1.00%) 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017-04/11/2018; Cost $532,337)(e)(h)	7.75%	04/11/2022		559	570,650
Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 04/11/2017-07/06/2017; Cost $644,653)	5.08%	04/11/2022		644	641,173
Wand Intermediate I L.P., Second Lien Term Loan (2 mo. USD LIBOR + 7.25%)	9.42%	09/19/2022		961	967,495
Winter Park Intermediate, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.83%	04/04/2025		1,193	1,178,336
					23,111,118

Beverage & Tobacco–0.68%
AI Aqua Merger Sub, Inc.,
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	12/13/2023		2,513	2,500,687
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.33%	12/13/2023		2,706	2,697,577
Arterra Wines Canada, Inc. (Canada), First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	5.07%	12/15/2023		1,096	1,100,382
Winebow Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 06/27/2014; Cost $442,497)	9.58%	01/02/2022		444	335,206
					6,633,852

Building & Development–1.94%
Capital Automotive L.P., Second Lien Term Loan B (1 mo. USD LIBOR + 6.00%)(e)	8.08%	03/24/2025		2,023	2,071,136
DiversiTech Holdings, Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 05/18/2017; Cost $288,158)(e)	9.84%	06/02/2025		291	295,123
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.34%	06/03/2024		2,280	2,273,128
Forterra Finance, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	10/25/2023		1,476	1,386,560
Janus International Group, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	02/12/2025		536	529,286
LSF10 Impala Investments S.a.r.l. (Luxembourg), Term Loan B(g)	—	07/30/2025	EUR	2,842	3,307,032
Pisces Midco Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	6.09%	04/12/2025		2,835	2,849,226
RE/MAX, LLC, Term Loan (1 mo. USD LIBOR + 2.75%) (Acquired 12/14/2016; Cost $1,439,810)	4.83%	12/15/2023		1,445	1,449,076
SRS Distribution Inc., Term Loan (2 mo. USD LIBOR + 3.25%)	5.44%	05/23/2025		2,636	2,579,690
Werner FinCo L.P., Term Loan (1 mo. USD LIBOR + 4.00%)(e)	6.08%	07/24/2024		2,281	2,247,160
					18,987,417

Business Equipment & Services–11.24%
Allied Universal Holdco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	07/28/2022		2,861	2,826,491
Alorica Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.83%	06/30/2022		1,527	1,531,101
Altran Technologies (France), Term Loan B (3 mo. USD LIBOR + 2.25%)	4.57%	03/20/2025		622	622,708

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Asurion LLC,
Second Lien Term Loan B-2 (1 mo. USD LIBOR + 6.50%)	8.58%	08/04/2025		$12,345	$12,726,083
Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	5.08%	08/04/2022		83	83,441
Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	5.08%	11/03/2023		6,362	6,388,245
Blackhawk Network Holdings, Inc., Second Lien Term Loan (2 mo. USD LIBOR + 7.00%)	9.19%	06/15/2026		607	616,305
Blucora, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	5.33%	05/22/2024		204	205,289
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.60%	06/21/2024		3,559	3,582,052
Brightview Landscapes, LLC,
Revolver Loan (Acquired 10/14/2016; Cost $555,625)(f)	0.00%	08/15/2023		580	536,453
Term Loan(g)	—	08/15/2025		990	992,736
Camelia Bidco Ltd. (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	5.42%	10/14/2024	GBP	2,784	3,627,936
Caraustar Industries, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	7.83%	03/14/2022		1,072	1,081,322
Checkout Holding Corp., First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	5.81%	04/09/2021		3,403	1,683,749
Colour Bidco Ltd. (United Kingdom), Term Loan B (6 mo. GBP LIBOR + 5.25%)	6.04%	01/31/2025	GBP	1,840	2,334,148
CRCI Longhorn Holdings, Inc.,
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.33%	08/08/2026		86	86,675
Term Loan (1 wk. USD LIBOR + 3.50%)	5.58%	08/08/2025		320	321,238
Crossmark Holdings, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.83%	12/20/2019		1,898	1,212,575
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.83%	12/21/2020		677	72,830
Genesys Telecom Holdings, U.S., Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	5.58%	12/01/2023		6,826	6,852,048
GI Revelation Acquisition LLC,
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.08%	04/16/2025		1,538	1,541,072
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%) (Acquired 04/11/2018; Cost $567,235)	11.08%	04/16/2026		596	569,378
GlobalLogic Holdings Inc.,
Delayed Draw Term Loan(g)	—	08/01/2025		98	98,244
Term Loan (3 mo. USD LIBOR + 3.25%)	5.42%	08/01/2025		683	687,710
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 5.00%)(e)	5.80%	06/24/2024	GBP	4,254	5,535,907
Information Resources, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.57%	01/18/2024		1,678	1,690,033
ION Trading Technologies S.a.r.l. (Luxembourg),
Term Loan(g)	—	11/21/2024	EUR	8,967	10,325,131
Term Loan(g)	—	11/21/2024		982	979,031
Iron Mountain Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.83%	01/02/2026		1,781	1,760,354
Karman Buyer Corp.,
First Lien Term Loan B (1 mo. USD LIBOR + 3.25%)	5.33%	07/23/2021		2,969	2,784,515
First Lien Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	5.33%	07/23/2021		2,914	2,764,098
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.81%	04/25/2025		3,321	3,350,178
Kronos Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.34%	11/01/2023		1,531	1,536,707
Learning Care Group (US) No. 2 Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	03/13/2025		180	180,112
LegalZoom.com, Inc., Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 11/17/2017; Cost $1,043,446)(e)	6.32%	11/21/2024		1,053	1,062,252
Monitronics International, Inc., Term Loan B-2 (3 mo. USD LIBOR + 5.50%)	7.83%	09/30/2022		3,257	3,117,627
PI Lux Finco S.a.r.l. (Luxembourg), First Lien Term Loan B-2 (3 mo. EURIBOR + 3.25%)	3.25%	01/01/2025	EUR	2,854	3,274,872
Prime Security Services Borrower, LLC, Revolver Loan(e)(f)	0.00%	05/02/2022		2,035	2,025,720
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	01/29/2025		2,849	2,848,270
Red Ventures, LLC (New Imagitas, Inc.), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	6.08%	11/08/2024		1,797	1,818,503
Spin Holdco Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	5.59%	11/14/2022		4,621	4,640,037
TNS Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.32%	08/14/2022		2,194	2,204,087
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)	5.83%	05/21/2022		1,645	1,660,373

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Wash MultiFamily Acquisition Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	05/16/2022		$1,004	$1,007,660
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	05/16/2022		104	104,467
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.08%	05/12/2023		133	131,496
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.08%	05/14/2023		23	23,031
West Corp.,
Term Loan B (1 mo. USD LIBOR + 4.00%)	6.08%	10/10/2024		3,327	3,319,250
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.58%	10/10/2024		1,539	1,526,957
					109,950,497

Cable & Satellite Television–3.09%
Altice Financing S.A. (Luxembourg),
Term Loan (1 mo. USD LIBOR + 2.75%)	4.81%	07/15/2025		1,337	1,298,643
Term Loan (1 mo. USD LIBOR + 2.75%)	4.81%	01/31/2026		1,780	1,725,576
Atlantic Broadband Finance, LLC, Term Loan B (1 mo. USD LIBOR + 2.38%)	4.45%	01/03/2025		2,400	2,398,398
CSC Holdings, LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	4.56%	01/25/2026		3,095	3,103,291
Numericable-SFR S.A. (France),
Term Loan B-11 (3 mo. EURIBOR + 3.00%)	3.00%	06/22/2025	EUR	2,102	2,390,312
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	5.75%	01/31/2026		8,117	7,830,884
Term Loan B-13(g)	—	01/31/2026		6,665	6,499,924
Telenet Financing USD LLC, Term Loan AN (1 mo. USD LIBOR + 2.25%)	4.31%	08/15/2026		3,460	3,423,934
UPC Financing Partnership, Term Loan AR (1 mo. USD LIBOR + 2.50%)	4.56%	01/15/2026		812	810,619
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.50%)	4.56%	04/15/2025		765	753,248
					30,234,829

Chemicals & Plastics–3.52%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.33%	01/31/2024		985	988,736
Avantor Inc., Term Loan (1 mo. EURIBOR + 4.25%)	4.25%	11/21/2024	EUR	9,907	11,589,605
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	05/16/2024		284	284,363
Cyanco Intermediate 2 Corp.,
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	03/16/2025		1,275	1,286,298
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	9.58%	03/16/2026		479	471,571
Diamond (BC) B.V. (Netherlands), Term Loan B (1 mo. USD LIBOR + 3.00%)	5.08%	09/06/2024		1,519	1,488,675
Encapsys, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%) (Acquired 10/27/2017; Cost $175,894)	5.33%	11/07/2024		345	346,515
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.58%	11/07/2025		177	177,950
HII Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%) (Acquired 10/05/2017; Cost $312,582)	10.58%	12/21/2020		309	312,969
Ignition Midco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/18/2025	EUR	4,440	5,195,616
Invictus US NewCo LLC,
First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	5.20%	03/28/2025		1,129	1,134,758
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.83%	03/30/2026		598	599,871
KMG Chemicals, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	06/15/2024		818	822,558
KPEX Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(e)	9.08%	01/31/2026		230	230,267
MacDermid, Inc.,
Multicurrency Revolver Loan(e)(f)	0.00%	06/07/2020		1,096	1,091,872
Revolver Loan(e)(f)	0.00%	06/07/2020		1,096	1,091,872
Term Loan B-7 (1 mo. USD LIBOR + 2.50%)	4.58%	06/07/2020		26	26,216
Oxea Corp., Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	5.63%	10/14/2024		1,586	1,596,940
Proampac PG Borrower LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.73%	11/20/2023		1,089	1,086,908
Tata Chemicals North America Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	5.13%	08/07/2020		757	760,155
Tronox Finance LLC,
Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	09/22/2024		2,188	2,199,017
Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	09/23/2024		948	952,907
Venator Finance S.a.r.l., Term Loan (1 mo. USD LIBOR + 3.00%)(e)	5.08%	08/08/2024		671	672,810
					34,408,449

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Clothing & Textiles–1.17%
ABG Intermediate Holdings 2 LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	09/27/2024		$5,308	$5,324,829
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.83%	09/29/2025		1,675	1,685,944
Ascena Retail Group, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.63%	08/21/2022		1,706	1,601,939
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	7.08%	05/01/2024		1,037	1,045,157
Oak Parent, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	6.58%	10/26/2023		1,683	1,573,586
Tumi, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.83%	04/25/2025		228	227,742
					11,459,197

Conglomerates–0.31%
CTC AcquiCo GmbH (Germany), Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	5.56%	03/07/2025		19	18,447
Penn Engineering & Manufacturing Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.83%	06/27/2024		946	950,749
RGIS Services, LLC, Term Loan (3 mo. USD LIBOR + 7.50%)	9.74%	03/31/2023		1,149	1,083,401
Safe Fleet Holdings LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.09%	02/03/2025		660	655,581
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.84%	02/02/2026		287	286,447
					2,994,625

Containers & Glass Products–4.38%
Aenova Holding GmbH (Germany),
Term Loan B (3 mo. EURIBOR + 4.00%)	5.00%	08/07/2020	EUR	139	157,658
Term Loan B (3 mo. EURIBOR + 4.00%)	5.00%	09/29/2020	EUR	12	13,540
Term Loan B (3 mo. EURIBOR + 4.00%)	5.00%	09/29/2020	EUR	77	87,009
Term Loan B (3 mo. EURIBOR + 4.00%)	5.00%	09/29/2020	EUR	32	36,520
Atlas Packaging GmbH (Germany), Term Loan B(e)(g)	—	07/27/2025	EUR	6,198	7,067,918
Berlin Packaging, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.11%	11/07/2025		3,513	3,518,474
BWAY Holding Co., Term Loan(g)	—	04/03/2024		584	582,393
Consolidated Container Co. LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	05/22/2024		1,123	1,126,730
Duran Group (Germany),
Term Loan B-2 (3 mo. USD LIBOR + 4.00%) (Acquired 03/24/2017; Cost $3,576,343)(e)	6.33%	03/21/2024		3,615	3,597,037
Term Loan B-3 (3 mo. EURIBOR + 4.00%) (Acquired 12/13/2017; Cost $7,980,865)(e)	4.00%	03/21/2024	EUR	6,750	7,443,309
Flex Acquisition Co., Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	5.75%	06/29/2025		1,982	1,984,557
Fort Dearborn Holding Co., Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.34%	10/19/2023		1,221	1,172,019
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.84%	10/19/2024		231	214,005
Hoffmaster Group, Inc., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	6.08%	11/21/2023		1,926	1,936,956
Klockner Pentaplast of America, Inc., Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR	5,184	5,750,247
Optimus Bidco S.A.S. (France), Term Loan B(g)	—	08/08/2025	EUR	1,272	1,480,298
Ranpak Corp.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%) (Acquired 09/22/2014; Cost $145,956)(e)	9.31%	10/03/2022		146	147,450
Term Loan B-1 (1 mo. USD LIBOR + 3.25%) (Acquired 05/15/2015-05/07/2017; Cost $464,757)(e)	5.33%	10/01/2021		464	465,132
Refresco Group, N.V. (Netherlands), Term Loan B-3 (3 mo. USD LIBOR + 3.25%)(e)	5.56%	03/28/2025		1,186	1,184,555
Reynolds Group Holdings Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	02/05/2023		2,117	2,126,003
TricorBraun Inc.,
First Lien Delayed Draw Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	11/30/2023		177	177,938
Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	11/30/2023		1,754	1,765,930
Trident TPI Holdings, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.33%	10/17/2024		855	854,139
					42,889,817

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cosmetics & Toiletries–1.00%
Alphabet Holding Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	09/26/2024		$3,689	$3,513,961
Anastasia Parent, LLC, Term Loan(g)	—	08/01/2025		573	571,383
Coty Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.33%	04/05/2025		3,679	3,581,210
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	7.06%	06/30/2024		2,118	2,139,651
					9,806,205

Drugs–1.46%
BPA Laboratories,
First Lien Term Loan (3 mo. USD LIBOR + 5.75%) (Acquired 04/29/2014; Cost $1,542,407)	8.08%	04/29/2020		1,605	1,588,535
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	10.08%	04/29/2020		1,395	1,360,303
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.38%	04/29/2024		4,777	4,813,203
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	06/01/2025		6,507	6,538,266
					14,300,307

Ecological Services & Equipment–0.65%
Charah, LLC, Term Loan (1 mo. USD LIBOR + 6.25%)	8.33%	10/25/2024		1,052	1,065,800
EnergySolutions, LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	05/11/2025		1,349	1,360,624
GFL Environmental Inc. (Canada),
Delayed Draw Term Loan(f)	0.00%	05/30/2025		198	196,915
Incremental Term Loan B (3 mo. USD LIBOR + 2.75%)	5.08%	05/30/2025		1,591	1,585,608
Patriot Container Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.82%	03/20/2026		476	463,692
WCA Waste Systems Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.58%	08/11/2023		1,729	1,724,503
					6,397,142

Electronics & Electrical–12.82%
4L Technologies Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	6.58%	05/08/2020		3,482	3,423,170
Almonde, Inc. (United Kingdom),
First Lien Term Loan (1 mo. EURIBOR + 3.25%)	4.25%	06/13/2024	EUR	2,106	2,460,921
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.58%	06/13/2024		3,661	3,649,863
Applied Systems, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	9.33%	09/19/2025		86	88,558
Blackboard Inc., Term Loan B-4 (3 mo. USD LIBOR + 5.00%)	7.33%	06/30/2021		477	457,847
Boxer Parent Company Inc., Term Loan(g)	—	06/08/2025	EUR	6,871	8,045,096
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)(e)	6.33%	04/18/2025		980	983,650
Canyon Valor Cos., Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	06/16/2023		2,111	2,122,415
Compuware Corp., Term Loan (3 mo. USD LIBOR + 3.50%)	5.57%	08/23/2025		572	575,991
Diebold Nixdorf, Inc.,
Term Loan A-1(g)	—	08/30/2022		2,567	2,656,464
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR	719	710,965
Term Loan B (1 mo. USD LIBOR + 2.75%)	4.88%	11/06/2023		1,532	1,304,793
DigiCert Holdings, Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	6.83%	10/31/2024		3,754	3,774,927
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.08%	10/31/2025		438	437,748
Dynatrace LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.32%	08/23/2025		1,136	1,142,026
Second Lien Term Loan(g)	—	08/23/2026		131	131,806
Energizer Holdings, Inc., Term Loan B(g)	—	06/21/2025		950	956,670
Epicor Software Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.33%	06/01/2022		47	46,944
Everest Bidco S.A.S. (France), First Lien Term Loan B (1 mo. EURIBOR + 4.00%)	4.00%	07/04/2025	EUR	5,091	5,909,233
Hyland Software, Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	07/01/2022		1,133	1,141,525
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.08%	07/07/2025		184	187,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
I-Logic Technologies Bidco Ltd. (United Kingdom),
Term Loan (1 mo. EURIBOR + 4.00%)	5.00%	12/23/2024	EUR	1,626	$1,903,243
Term Loan (1 mo. USD LIBOR + 4.00%) (Acquired 12/20/2017; Cost $1,056,221)	6.08%	12/20/2024		$1,074	1,071,069
Integrated Device Technology, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%) (Acquired 05/29/2018; Cost $991,134)(e)	4.57%	04/04/2024		987	988,665
Kemet Corp., Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 04/21/2017; Cost $1,491,172)(e)	8.08%	04/26/2024		1,530	1,560,911
MA Finance Co., LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.58%	06/21/2024		253	253,263
Mavenir Systems, Inc., Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/01/2018; Cost $2,213,185)	8.08%	05/08/2025		2,257	2,256,905
McAfee, LLC, Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	09/30/2024	EUR	4,154	4,865,450
Mediaocean LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.33%	08/15/2022		2,378	2,389,812
Micro Holding, L.P., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	09/13/2024		1,085	1,091,299
Mirion Technologies, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	6.98%	03/31/2022		1,478	1,472,044
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.32%	07/05/2023		1,302	1,310,584
Neustar, Inc.,
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.57%	01/08/2020		617	618,940
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	5.57%	08/08/2024		3,331	3,346,661
Oberthur Technologies of America Corp., Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/10/2024	EUR	7,975	9,265,750
OEConnection LLC,
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)(e)	6.08%	11/22/2024		1,170	1,175,575
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 11/22/2017; Cost $222,163)(e)	10.08%	11/22/2025		224	224,275
Open Text Corp. (Canada), Term Loan (1 mo. USD LIBOR + 1.75%)	3.83%	05/30/2025		80	80,248
Optiv Inc.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.31%	01/31/2025		632	613,065
Term Loan (1 mo. USD LIBOR + 3.25%)	5.31%	02/01/2024		3,022	2,939,352
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.58%	07/02/2025		3,969	3,965,502
Project Accelerate Parent, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 12/15/2017; Cost $1,036,460)(e)	6.33%	01/02/2025		1,041	1,046,487
Project Leopard Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	6.08%	07/07/2023		1,729	1,739,523
Quest Software US Holdings Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.57%	05/16/2025		6,602	6,587,847
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	9.33%	05/29/2026		395	394,923
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	04/24/2022		1,370	1,364,312
Rocket Software, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	6.08%	10/14/2023		3,438	3,466,774
Second Lien Term Loan (3 mo. USD LIBOR + 9.50%)	11.83%	10/14/2024		574	576,470
RP Crown Parent, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	10/12/2023		742	744,736
Sandvine Corp., Term Loan B (1 mo. USD LIBOR + 5.75%)	7.82%	09/21/2022		1,875	1,892,194
Seattle Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.58%	06/21/2024		1,710	1,710,344
SonicWall U.S. Holdings Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.82%	05/16/2025		423	422,266
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.33%	04/16/2025		5,213	5,223,033
Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.33%	04/16/2025		2,028	2,031,759
Term Loan B-5(g)	—	04/16/2025		1,121	1,122,734
Sybil Software LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	4.83%	09/29/2023		3,503	3,518,970
TIBCO Software, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.58%	12/04/2020		2,287	2,297,822
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.58%	09/28/2024		3,392	3,402,582
Verifone Systems, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.32%	08/20/2025		952	955,393
Veritas US Inc., Term Loan (3 mo. EURIBOR + 4.50%)	5.50%	01/27/2023	EUR	2,975	3,299,513
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.58%	12/01/2023		2,069	2,057,437
					125,455,724

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–2.01%
Advisor Group, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	5.81%	08/17/2025		$947	$954,282
Edelman Financial Center, LLC (The), First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.59%	07/19/2025		1,979	1,993,635
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	03/27/2020		4,341	4,225,303
RJO Holdings Corp.,
Term Loan (1 mo. USD LIBOR + 8.02%) (Acquired 04/12/2017; Cost $1,719,968)(e)	10.10%	05/05/2022		1,733	1,742,161
Term Loan (1 mo. USD LIBOR + 12.00%) (Acquired 04/12/2017; Cost $611,444)	14.08%	05/05/2022		616	619,435
SGG Holdings S.A. (Luxembourg),
Term Loan B(g)	—	07/11/2025	GBP	1,286	1,661,348
Term Loan B(g)	—	07/11/2025	EUR	4,794	5,590,852
Stiphout Finance LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	10/26/2022		1,357	1,356,941
Second Lien Term Loan (1 mo. EURIBOR + 7.25%)	7.25%	10/26/2023	EUR	1,303	1,521,777
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%) (Acquired 07/21/2015; Cost $25,435)(e)	9.33%	10/26/2023		26	25,783
					19,691,517

Food & Drug Retailers–0.26%
Pret A Manger (United Kingdom), Term Loan 2 (Acquired 10/19/2016; Cost $607,911)(f)	0.00%	12/31/2021	GBP	500	645,794
Supervalu Inc.,
Delayed Draw Term Loan B (1 mo. USD LIBOR + 3.50%)	5.58%	06/08/2024		692	694,582
Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	06/08/2024		1,153	1,157,638
					2,498,014

Food Products–2.36%
Chefs’ Warehouse Parent, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	6.08%	06/22/2022		975	982,523
CHG PPC Parent LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	03/30/2025		1,033	1,031,123
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.34%	07/03/2020		1,987	1,923,377
Dole Food Co., Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.83%	04/06/2024		1,513	1,513,199
H-Food Holdings, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.06%	05/23/2025		3,764	3,739,448
JBS USA Lux S.A., Term Loan (3 mo. USD LIBOR + 2.50%)	4.83%	10/30/2022		9,063	9,071,043
K-Mac Holdings Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	03/16/2025		403	404,812
Mastronardi Produce-USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.33%	05/01/2025		791	797,328
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.31%	05/15/2024		1,326	1,321,722
Shearer’s Foods, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	6.33%	06/30/2021		2,059	2,043,963
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%) (Acquired 06/19/2014; Cost $240,317)(e)	8.83%	06/30/2022		241	228,190
					23,056,728

Food Service–0.41%
Carlisle FoodService Products, Inc.,
Delayed Draw Term Loan(f)	0.00%	03/20/2025		50	49,731
Term Loan (1 mo. USD LIBOR + 3.00%)	5.07%	03/20/2025		222	219,924
Houston Foods, Inc., Term Loan(g)	—	07/20/2025		1,622	1,614,380
NPC International, Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	04/19/2024		1,306	1,316,862
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.58%	04/18/2025		344	348,219
Tacala Investment Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.08%	02/01/2026		478	485,696
					4,034,812

Forest Products–0.14%
American Greetings Corp., Term Loan (1 mo. USD LIBOR + 4.50%) (Acquired 04/06/2018; Cost $1,375,932)	6.58%	04/06/2024		1,400	1,404,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–7.56%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.58%	02/11/2022		$996	$1,002,861
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.58%	02/16/2023		1,788	1,801,333
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B(g)	—	07/10/2025	EUR	1,264	1,471,405
Argon Medical Devices Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 8.00%) (Acquired 11/03/2017; Cost $117,129)	10.08%	01/23/2026		118	118,781
Dentalcorp Perfect Smile ULC (Canada),
Delayed Draw Second Lien Term Loan(f)	0.00%	06/08/2026		209	207,277
Delayed Draw Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	7.85%	06/08/2026		42	41,854
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.58%	06/08/2026		1,004	996,526
Diplomat Pharmacy, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.58%	12/20/2024		2	1,565
DJO Finance LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.46%	06/07/2020		496	496,382
Envision Healthcare Corp., Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	12/01/2023		441	441,019
Explorer Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	05/02/2023		2,778	2,797,927
Global Healthcare Exchange, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	06/30/2024		1,923	1,924,828
Greatbatch, Ltd., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.07%	10/27/2022		1,307	1,316,265
HC Group Holdings III, Inc., First Lien Tem Loan (1 mo. USD LIBOR + 3.75%)	5.83%	04/07/2022		2,137	2,150,634
Heartland Dental, LLC,
Delayed Draw Term Loan(f)	0.00%	04/30/2025		330	328,580
Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	04/30/2025		2,200	2,190,533
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/25/2025	EUR	7,483	8,708,188
Kinetic Concepts, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	02/03/2024		2,465	2,477,395
MPH Acquisition Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	5.08%	06/07/2023		4,622	4,623,776
Nidda Healthcare Holding AG (Germany),
Delayed Draw Term Loan C(f)	0.00%	08/21/2024	GBP	1,159	1,503,981
Term Loan C (3 mo. GBP LIBOR + 4.50%)	4.52%	08/21/2024	GBP	27	34,561
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.32%	06/30/2025		4,520	4,524,966
Prophylaxis B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%) (Acquired 05/23/2018; Cost $6,561,379)(e)	4.00%	06/05/2025	EUR	5,633	6,530,596
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	02/06/2024		2,990	2,868,829
Terveys-ja hoivapalvelut Suomi Oy (Finland),
First Lien Term Loan B(g)	—	07/19/2025	EUR	5,507	6,442,239
Second Lien Term Loan(g)	—	07/19/2026	EUR	5,109	5,945,405
Unilabs Diagnostics AB (Sweden), Revolver Loan(f)	0.00%	04/01/2021	EUR	6,439	7,411,035
Verscend Holding Corp, Term Loan B(g)	—	08/27/2025		5,068	5,108,786
WP CityMD Bidco LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.83%	06/07/2024		449	449,143
					73,916,670

Home Furnishings–2.35%
Comfort Holding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	6.83%	02/05/2024		1,587	1,518,034
Global Appliance Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)(e)	6.08%	09/29/2024		1,600	1,595,942
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	08/05/2024		1,906	1,914,370
Hilding Anders AB (Sweden),
PIK Term Loan, 12.00% PIK Rate (Acquired 06/17/2014-11/23/2017; Cost $3,260,626)(e)(h)	12.00%	06/30/2020	EUR	4,321	0
Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	11/30/2024	EUR	8,866	9,828,650
Lifetime Brands, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.58%	02/28/2025		611	611,544
PGT Innovations Inc., Term Loan (3 mo. USD LIBOR + 3.50%) (Acquired 03/13/2018; Cost $258,175)(e)	5.67%	02/16/2022		258	260,756
Serta Simmons Bedding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	11/08/2023		3,496	3,016,488
SIWF Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	6.31%	06/15/2025		2,062	2,071,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–(continued)
TGP Holdings III, LLC,
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.58%	09/25/2024		$1,672	$1,661,189
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 09/25/2017-03/22/2018; Cost $475,461)	10.83%	09/25/2025		478	477,886
					22,956,205

Industrial Equipment–1.50%
Airxcel, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.58%	04/28/2025		800	799,392
Delachaux S.A. (France), Term Loan B-3 (3 mo. GBP LIBOR + 4.25%)	5.25%	10/28/2021	GBP	2,357	3,071,606
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.83%	08/29/2023		752	758,586
Engineered Machinery Holdings, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	07/19/2024		935	935,244
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.58%	07/18/2025		1,317	1,323,832
Gardner Denver, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.83%	07/30/2024		1,455	1,461,200
LSFX Flavum Bidco (Spain), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	10/03/2024	EUR	1,534	1,744,216
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 3.00%)(e)	5.08%	06/18/2025		1,137	1,144,741
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%) (Acquired 02/26/2018; Cost $672,584)(e)	6.33%	03/08/2025		674	679,664
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	6.83%	11/27/2020		2,227	2,163,795
Robertshaw US Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	10.13%	02/28/2026		613	597,701
					14,679,977

Insurance–1.47%
Alliant Holdings Intermediate, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.07%	05/09/2025		3,762	3,766,258
AmWINS Group, LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	01/25/2024		2,717	2,724,828
FrontDoor, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	4.63%	08/16/2025		379	380,287
Hub International Ltd., Term Loan (3 mo. USD LIBOR + 3.00%)	5.33%	04/25/2025		5,181	5,180,871
Sedgwick Claims Management Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	03/01/2021		2,373	2,371,466
					14,423,710

Leisure Goods, Activities & Movies–4.30%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	4.58%	02/01/2024		10,210	10,148,490
Ancestry.com Operations Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	10/19/2023		1,041	1,043,791
Crown Finance US, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.58%	02/28/2025		2,098	2,093,775
CWGS Group, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	11/08/2023		3,379	3,339,018
Dorna Sports, S.L. (Spain), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	5.33%	04/12/2024		1,654	1,637,432
Equinox Holdings, Inc.,
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	9.08%	09/06/2024		190	194,842
Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	5.08%	03/08/2024		1,835	1,845,138
Fitness International, LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	5.47%	04/18/2025		1,989	1,996,790
GBT Group Services B.V. (United Kingdom), Term Loan B(g)	—	07/20/2025		268	266,858
Invictus Media SLU (Spain),
Term Loan B-1(g)	—	06/22/2025	EUR	1,546	1,802,781
Term Loan B-2(g)	—	06/22/2025	EUR	927	1,080,689
Lakeland Tours, LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.34%	12/16/2024		1,108	1,115,270
Orbiter International S.a.r.l. (Luxembourg), Term Loan B-2 (3 mo. CHF LIBOR + 4.25%) (Acquired 07/07/2017; Cost $3,282,490)	4.25%	07/11/2024	CHF	3,177	3,278,224
Shutterfly, Inc.,
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	08/17/2024		1,712	1,720,060
Term Loan B (1 mo. USD LIBOR + 2.50%)	4.58%	08/19/2024		674	676,203

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
SSH Group Holdings, Inc.,
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(e)	6.59%	07/30/2025		$1,052	$1,064,791
Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)(e)	10.59%	07/30/2026		264	268,453
UFC Holdings, LLC,
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	08/18/2023		8,078	8,121,480
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.58%	08/18/2024		418	424,237
					42,118,322

Lodging & Casinos–3.39%
AMCP Clean Acquisition Co., LLC,
Delayed Draw Term Loan(f)	0.00%	06/16/2025		160	160,200
Term Loan (3 mo. USD LIBOR + 4.25%)	6.33%	06/16/2025		665	667,500
Belmond Interfin Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	07/03/2024		1,990	1,997,259
Caesars Resort Collection, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.83%	12/23/2024		11,862	11,913,292
Penn National Gaming, Inc., Term Loan B-1(g)	—	09/30/2025		902	905,147
Scientific Games International, Inc.,
Multicurrency Revolver Loan (Acquired 04/29/2016-10/04/2017; Cost $3,032,919)(e)(f)	0.00%	10/18/2018		3,470	3,452,767
Multicurrency Revolver Loan (1 mo. USD LIBOR + 3.00%) (Acquired 04/29/2016-10/04/2017; Cost $676,521)(e)	5.24%	10/18/2018		774	770,172
Revolver Loan(f)	0.00%	10/18/2018		2,616	2,602,488
Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	4.83%	08/14/2024		5,655	5,646,867
Stars Group (US) Co-Borrower, LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.83%	07/10/2025		2,327	2,347,767
Tackle Group S.a.r.l. (Luxembourg), Revolver Loan(e)(f)	0.00%	05/08/2023	EUR	741	829,817
Twin River Management Group, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.83%	07/10/2020		1,664	1,676,262
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	4.07%	12/20/2024		227	227,286
					33,196,824

Nonferrous Metals & Minerals–0.68%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	03/21/2025		1,130	1,134,574
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 3.75%)	6.05%	06/01/2025		2,497	2,473,110
Form Technologies LLC,
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	5.58%	01/28/2022		1,310	1,306,358
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 01/29/2015; Cost $540,996(e)	10.83%	01/30/2023		547	541,935
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	6.13%	05/01/2025		1,156	1,156,442
					6,612,419

Oil & Gas–7.89%
BCP Raptor, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.33%	06/24/2024		2,053	1,995,801
Brazos Delaware II, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	6.08%	05/21/2025		1,974	1,960,906
Bronco Midstream Funding, LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.57%	08/14/2023		37	37,600
California Resources Corp.,
Term Loan (1 mo. USD LIBOR + 10.38%)	12.44%	12/31/2021		2,017	2,234,116
Term Loan (1 mo. USD LIBOR + 4.75%)	6.82%	12/31/2022		2,802	2,853,391
CITGO Petroleum Corp., Term Loan B (3 mo. USD LIBOR + 3.50%)	5.84%	07/29/2021		1,916	1,919,436
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	9.57%	03/06/2023		3,111	3,120,107
Delek US Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.58%	03/30/2025		1,275	1,279,683
Fieldwood Energy LLC,
First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	7.33%	04/11/2022		3,140	3,166,182
Revolver Loan(e)(f)	0.00%	04/11/2021		15,296	15,142,586
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.33%	04/11/2023		3,021	2,943,037
Floatel International Ltd., Term Loan (3 mo. USD LIBOR + 5.00%)	7.33%	06/27/2020		3,705	3,334,871
Glass Mountain Pipeline Holdings, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.57%	12/23/2024		1,572	1,581,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–(continued)
Gulf Finance, LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	7.59%	08/25/2023		$4,661	$3,912,756
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	8.51%	07/02/2023		1,503	1,515,137
Lucid Energy Group II Borrower, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	02/17/2025		1,447	1,427,938
McDermott Technology (Americas), Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	7.08%	05/12/2025		3,831	3,876,403
Navitas Midstream Midland Basin, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.58%	12/13/2024		1,826	1,810,156
Ocean Rig 1 Inc., Term Loan	8.00%	09/20/2024		643	677,629
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 5.50%)	7.83%	07/31/2020		2,492	2,280,240
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (Acquired 07/11/2014; Cost $9,290)(i)(j)	0.00%	07/16/2021		9	0
Petroleum GEO-Services ASA, Term Loan (3 mo. USD LIBOR + 2.50%)	4.83%	03/19/2021		4,975	4,793,701
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	8.33%	02/21/2021		10,262	9,613,200
Southcross Energy Partners, L.P., Term Loan (3 mo. USD LIBOR + 4.25%)	6.58%	08/04/2021		1,022	900,436
Traverse Midstream Partners LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.34%	09/27/2024		1,543	1,551,417
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	8.58%	03/30/2023		524	526,591
Weatherford International Ltd. (Bermuda), Term Loan (1 mo. USD LIBOR + 1.43%)	3.51%	07/13/2020		2,734	2,708,105
					77,163,018

Publishing–1.35%
Adtalem Global Education Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.06%	04/11/2025		906	913,864
Ascend Learning, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	07/12/2024		3,281	3,280,516
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.33%	06/07/2023		1,330	1,237,099
Getty Images, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	10/18/2019		1,724	1,683,975
Merrill Communications LLC, Term Loan (3 mo. USD LIBOR + 5.25%)	7.59%	06/01/2022		816	824,597
ProQuest LLC, Term Loan (2 mo. USD LIBOR + 3.75%)	5.92%	10/24/2021		1,456	1,466,105
Tribune Media Co., Term Loan C (1 mo. USD LIBOR + 3.00%)	5.08%	01/27/2024		3,781	3,795,449
					13,201,605

Radio & Television–1.07%
iHeartCommunications, Inc.,
Term Loan D(i)(j)	0.00%	01/30/2019		4,162	3,121,937
Term Loan E(i)(j)	0.00%	07/30/2019		9,801	7,340,104
					10,462,041

Retailers (except Food & Drug)–2.91%
Bass Pro Group, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	7.08%	09/25/2024		1,851	1,871,533
Fossil Group, Inc., Term Loan(g)	—	12/31/2020		356	356,775
Fullbeauty Brands Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.75%)	7.09%	10/14/2022		1,821	555,439
National Vision, Inc., Revolver Loan(e)(f)	0.00%	03/13/2019		1,744	1,604,461
Payless Inc.,
Term Loan A-1 (3 mo. USD LIBOR + 8.00%)	10.33%	02/10/2022		836	784,000
Term Loan A-2 (3 mo. USD LIBOR + 9.00%)	11.33%	08/10/2022		1,570	1,098,814
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.59%	01/26/2023		5,932	4,370,047
Savers Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	6.10%	07/09/2019		4,181	4,078,185
Staples, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	6.34%	09/12/2024		2,023	2,020,472
Vivarte (France), PIK Term Loan, 7.00% PIK Rate, 4.00% Cash Rate(h)	7.00%	10/29/2019	EUR	7,945	8,188,277
Watson BidCo B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 3.50%)	3.50%	05/20/2024	EUR	3,671	3,543,004
					28,471,007

Surface Transport–2.46%
Agro Merchants North American Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	6.08%	12/06/2024		794	795,769
Commercial Barge Line Co., First Lien Term Loan (1 mo. USD LIBOR + 8.75%)	10.83%	11/12/2020		2,081	1,680,814

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–(continued)
Kenan Advantage Group, Inc.,
Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	07/29/2022		$121	$120,405
Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	07/29/2022		1,193	1,189,749
Odyssey Logistics & Technology Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	10/12/2024		973	978,482
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	4.82%	12/06/2024		4,349	4,362,870
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	6.33%	06/26/2021		1,892	1,820,839
Zeus Bidco Ltd. (United Kingdom), Term Loan (3 mo. GBP LIBOR + 7.25%) (Acquired 03/24/2017; Cost $12,733,691)	7.92%	03/29/2024	GBP	10,325	13,151,915
					24,100,843

Telecommunications–7.05%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.83%	01/31/2025		10,383	10,275,585
Colorado Buyer Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.09%	05/01/2024		1,872	1,883,789
Communications Sales & Leasing, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.08%	10/24/2022		5,551	5,324,902
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	10/05/2023		7,027	6,925,590
Frontier Communications Corp.,
Term Loan (1 mo. USD LIBOR + 2.75%)	4.83%	03/31/2021		3,118	3,035,878
Term Loan (1 mo. USD LIBOR + 4.38%)	6.46%	10/12/2021		929	913,426
Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	5.83%	06/15/2024		424	410,896
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	05/16/2024		569	571,263
Intelsat Jackson Holdings S.A. (Luxembourg),
Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	5.81%	11/27/2023		494	496,678
Term Loan B-5	6.63%	01/02/2024		2,706	2,842,811
Lumentum Holdings, Inc., Term Loan(e)(g)	—	08/07/2025		791	794,725
MLN US Holdco LLC, Term Loan B(g)	—	07/13/2025		1,557	1,566,450
MTN Infrastructure TopCo, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	11/15/2024		2,579	2,594,392
Odyssey Investissement S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	04/28/2025	EUR	5,042	5,862,770
Radiate Holdco, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	02/01/2024		3,443	3,427,998
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	7.07%	03/09/2023		4,577	4,551,988
Telesat LLC, Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	4.84%	11/17/2023		8,759	8,786,043
U.S. Telepacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	7.33%	05/02/2023		1,937	1,924,998
Windstream Services, LLC,
Term Loan B-6 (1 mo. USD LIBOR + 4.00%)	6.06%	03/29/2021		6,478	6,056,552
Term Loan B-7 (1 mo. USD LIBOR + 3.25%)	5.31%	02/17/2024		781	681,458
					68,928,192

Utilities–5.43%
APLP Holdings L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.00%)	5.08%	04/13/2023		813	815,781
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.58%	05/27/2022		775	778,582
Brookfield WEC Holdings Inc.,
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	08/01/2025		5,056	5,091,845
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.83%	08/01/2026		240	243,973
Calpine Corp.,
Term Loan (3 mo. USD LIBOR + 2.50%)	4.84%	01/15/2023		2,388	2,394,753
Term Loan (3 mo. USD LIBOR + 2.50%)	4.84%	05/31/2023		5,069	5,083,505
Term Loan (3 mo. USD LIBOR + 2.50%)	4.84%	01/15/2024		2,808	2,814,887
Eastern Power, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.83%	10/02/2023		4,071	4,076,477
Granite Acquisition, Inc.,
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	5.84%	12/17/2021		4,414	4,456,876
First Lien Term Loan C (3 mo. USD LIBOR + 3.50%)	5.83%	12/17/2021		508	513,093
Invenergy Thermal Operating I LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.81%	08/28/2025		572	577,744
Lightstone Holdco LLC,
Term Loan B (1 mo. USD LIBOR + 3.75%)	5.83%	01/30/2024		5,685	5,664,465
Term Loan C (1 mo. USD LIBOR + 3.75%)	5.83%	01/30/2024		361	359,332

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Utilities–(continued)
Nautilus Power, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.33%	05/16/2024		$3,012	$3,029,497
Pike Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	5.58%	03/23/2025		56	56,395
PowerTeam Services, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.58%	03/06/2025		1,425	1,416,233
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.58%	12/02/2021		645	615,956
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.33%	12/08/2023		3,511	3,534,343
Vistra Operations Co. LLC,
Term Loan (1 mo. USD LIBOR + 2.00%)	4.08%	08/04/2023		3,059	3,057,547
Term Loan B (1 mo. USD LIBOR + 2.00%)	4.06%	12/31/2025		8,540	8,531,970
					53,113,254
Total Variable Rate Senior Loan Interests					1,028,008,667

Bonds & Notes–22.86%
Air Transport–0.29%
Mesa Airlines, Inc., Class B(k)	5.75%	07/15/2025		2,905	2,882,638

Automotive–1.63%
Federal-Mogul Holdings Corp.(k)	5.00%	07/15/2024	EUR	4,323	5,330,152
Federal-Mogul Holdings Corp. (3 mo. EURIBOR + 4.88%)(k)(l)	4.88%	04/15/2024	EUR	8,703	10,251,011
Schaeffler AG (Germany)(k)	4.13%	09/15/2021		376	375,060
					15,956,223

Building & Development–1.17%
Haya Finance 2017 S.A. (Spain)(k)	5.25%	11/15/2022	EUR	1,291	1,400,539
Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%)(k)(l)	5.13%	11/15/2022	EUR	4,086	4,447,868
LSF10 Wolverine Investments SCA (Luxembourg)(k)	5.00%	03/15/2024	EUR	3,063	3,571,376
LSF10 Wolverine Investments SCA (Luxembourg) (3 mo. EURIBOR + 4.63%)(k)(l)	4.63%	03/15/2024	EUR	1,739	2,039,739
					11,459,522

Business Equipment & Services–2.98%
Dream Secured Bondco AB (Sweden)(k)	5.75%	12/01/2023	EUR	14,578	17,091,134
Nexi S.p.A. (United Kingdom) (3 mo. EURIBOR + 3.63%)(k)(l)	3.63%	05/01/2023	EUR	3,157	3,659,907
Techem GmbH (Germany)(k)	6.00%	07/30/2026	EUR	7,188	8,400,498
					29,151,539

Cable & Satellite Television–3.46%
Altice Financing S.A. (Luxembourg)(k)	6.63%	02/15/2023		536	540,685
Altice Financing S.A. (Luxembourg)(k)	7.50%	05/15/2026		3,064	2,926,120
Altice Financing S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	6,111	6,013,204
Altice US Finance I Corp.(k)	5.50%	05/15/2026		7,531	7,418,035
Numericable-SFR S.A. (France)(k)	5.88%	02/01/2027	EUR	10,343	12,467,325
Telenet Financing USD LLC(k)	3.50%	03/01/2028	EUR	1,900	2,138,819
Virgin Media Bristol LLC (United Kingdom)	5.13%	02/15/2022	GBP	100	129,034
Virgin Media Bristol LLC (United Kingdom)(k)	5.50%	08/15/2026		2,252	2,218,220
					33,851,442

Chemicals & Plastics–0.22%
Alpha US Bidco, Inc.(k)	8.75%	06/01/2023		854	859,338
Avantor Inc.(k)	6.00%	10/01/2024		1,290	1,312,575
					2,171,913

Conglomerates–0.92%
CTC AcquiCo GmbH (Germany)(k)	5.25%	12/15/2025	EUR	7,795	8,964,958

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–1.48%
Ardagh Glass Finance PLC	6.63%	09/15/2023	EUR	10,964	$13,155,980
Reynolds Group Holdings Inc. (3 mo. USD LIBOR + 3.50%)(k)(l)	5.84%	07/15/2021		$1,310	1,328,013
					14,483,993

Electronics & Electrical–0.19%
Blackboard Inc.(k)	9.75%	10/15/2021		2,320	1,832,800

Financial Intermediaries–4.53%
AnaCap Financial Europe S.A. SICAV-RAIF (United Kingdom) (3 mo. GBP LIBOR + 4.50%)(k)(l)	5.00%	07/30/2024	EUR	4,277	4,503,770
Cabot Financial S.A. (Luxembourg)(k)	5.88%	11/15/2021	EUR	2,119	2,493,449
Evergood 4 APS (Denmark)(k)	2.88%	04/06/2024	EUR	6,109	7,446,778
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	4.50%	09/01/2023	EUR	6,173	6,434,090
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	11.00%	11/01/2023	GBP	9,994	12,868,099
Nemean Bondco PLC (United Kingdom)(k)	7.38%	02/01/2024	GBP	7,931	9,818,051
Nemean Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(k)(l)	7.30%	02/01/2023	GBP	610	753,903
					44,318,140

Health Care–2.61%
Care UK Health & Social Care PLC (United Kingdom) (3 mo. GBP LIBOR + 5.00%)(k)(l)	5.75%	07/15/2019	GBP	6,157	7,966,056
DJO Finance LLC	10.75%	04/15/2020		2,319	2,324,797
DJO Finance LLC(k)	8.13%	06/15/2021		1,186	1,230,831
IDH Finance PLC (United Kingdom)(k)	6.25%	08/15/2022	GBP	2,307	2,790,325
IDH Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(k)(l)	6.80%	08/15/2022	GBP	3,875	4,701,773
Nidda Healthcare Holding AG (Germany)(k)	5.00%	09/30/2025	EUR	5,704	6,484,686
					25,498,468

Home Furnishings–0.58%
Shop Direct Funding PLC (United Kingdom)(k)	7.75%	11/15/2022	GBP	5,057	5,638,419

Lodging & Casinos–1.12%
ESH Hospitality, Inc.(k)	5.25%	05/01/2025		834	810,022
Scientific Games International, Inc.(k)	3.38%	02/15/2026	EUR	2,453	2,735,041
Travelodge Hotels Ltd. (United Kingdom) (3 mo. GBP LIBOR + 4.88%)(k)(l)	5.68%	05/15/2023	GBP	5,640	7,275,931
VICI Properties 1 LLC	8.00%	10/15/2023		81	89,988
					10,910,982

Nonferrous Metals & Minerals–0.54%
TiZir Ltd. (United Kingdom)(k)	9.50%	07/19/2022		4,863	5,318,838

Radio & Television–0.33%
Clear Channel International B.V.(k)	8.75%	12/15/2020		3,093	3,208,988

Retailers (except Food & Drug)–0.05%
Claire’s Stores Inc.(j)(k)	6.13%	03/15/2020		734	475,265

Surface Transport–0.56%
WFS Global Holding S.A.S. (France)(k)	6.25%	08/15/2023	EUR	2,357	2,724,602
WFS Global Holding S.A.S. (France)(k)	6.75%	08/15/2023	EUR	2,357	2,741,666
					5,466,268

Telecommunications–0.17%
Communications Sales & Leasing, Inc.(k)	6.00%	04/15/2023		842	810,425
Goodman Networks Inc.	8.00%	05/11/2022		1,607	843,761
Windstream Services, LLC(k)	9.00%	06/30/2025		14	10,185
					1,664,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–0.04%
Calpine Corp.(k)	5.25%	06/01/2026	$374	$354,488
Total Bonds & Notes				223,609,255

			Shares
Common Stocks & Other Equity Interests–9.27%(m)
Aerospace & Defense–0.40%
IAP Worldwide Services (Acquired 07/18/2014-08/18/2014; Cost $239,759)(e)(k)(n)			221	3,903,624

Automotive–0.02%
Transtar Holding Co., Class A (Acquired 04/11/2017; Cost $147,948)(k)(n)			2,348,384	176,129

Building & Development–0.45%
BMC Stock Holdings, Inc.(n)			178,263	4,010,917
Five Point Holdings LLC, Class A(n)			37,531	410,589
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/2010; Cost $24,140,508)(e)(k)(n)			2,339	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/2010; Cost $285,788)(e)(k)(n)			28	0
				4,421,506

Chemicals & Plastics–0.00%
Lyondell Chemical Co., Class A			344	38,796

Conglomerates–0.02%
Euramax International, Inc. (Acquired 07/09/2009; Cost $1,962,106)(e)(k)(n)			1,870	158,933

Drugs–0.00%
BPA Laboratories, Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(e)(k)(n)			4,658	0
BPA Laboratories, Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0)(e)(k)(n)			7,468	0
				0

Financial Intermediaries–0.00%
RJO Holdings Corp. (Acquired 12/10/2010; Cost $0)(k)(n)			2,144	2,144
RJO Holdings Corp., Class A (Acquired 12/10/2010; Cost $0)(k)(n)			1,142	1,257
RJO Holdings Corp., Class B (Acquired 12/10/2010; Cost $0)(k)(n)			3,333	33
				3,434

Forest Products–0.20%
Verso Corp., Class A(n)			61,544	1,931,866

Health Care–0.00%
New Millennium Holdco(k)(n)			148,019	13,322

Leisure Goods, Activities & Movies–0.47%
Metro-Goldwyn-Mayer, Inc.–Class A(n)			50,602	4,646,933

Lodging & Casinos–0.62%
Caesars Entertainment Operating Co., LLC(n)			33,147	338,099
Twin River Management Group, Inc.(k)(n)			41,966	5,691,639
				6,029,738

Nonferrous Metals & Minerals–0.00%
Levantina Group (Spain) (Acquired 04/29/2014-07/19/2017; Cost $0)(k)(n)			148,087	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Dynamic Credit Opportunities Fund

	Shares	Value
Oil & Gas–1.33%
Ameriforge Group Inc. (Acquired 06/08/2017; Cost $25,944)(e)(k)(n)	409	$24,131
CJ Holding Co.(n)	28,759	602,501
Fieldwood Energy LLC(k)(n)	45,648	2,413,638
HGIM Corp.(n)	3,536	167,960
HGIM Corp., Wts. expiring 07/02/2043(e)(k)(n)	15,803	750,643
Ocean Rig 1 Inc.(n)	144,448	3,911,652
Paragon Offshore Finance Co. (Cayman Islands), Class A(e)(k)(n)	2,560	2,807
Paragon Offshore Finance Co. (Cayman Islands), Class B(k)(n)	1,280	42,986
Samson Investment Co.(k)	163,748	3,889,015
Tribune Resources, Inc.(k)(n)	376,237	1,218,067
Tribune Resources, Inc., First Lien Wts. (Acquired 04/03/2018; Cost $8,064)(e)(k)(n)	97,410	2,922
		13,026,322

Publishing–0.95%
Affiliated Media, Inc., Class B (Acquired 10/11/2007; Cost $5,595,972)(k)(n)	87,369	1,397,901
Merrill Communications LLC, Class A (Acquired 03/08/2013; Cost $1,384,908)(e)(k)(n)	602,134	7,827,742
Tronc, Inc.(n)	6,064	100,056
		9,325,699

Retailers (except Food & Drug)–0.03%
Payless Inc.(k)(n)	79,627	253,811

Surface Transport–3.74%
Nobina Europe AB (Sweden)(o)	4,969,706	36,626,866

Telecommunications–0.00%
Goodman Networks Inc. (Acquired 05/31/2017; Cost $1,011)(n)	101,108	0

Utilities–1.04%
Bicent Power, LLC, Series A, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0)(e)(k)(n)	2,024	0
Bicent Power, LLC, Series B, Wts. expiring 08/21/2022 (Acquired 08/21/2012; Cost $0)(e)(k)(n)	3,283	0
Vistra Operations Co. LLC (Acquired 10/03/2016; Cost $317,415)(e)(k)(n)	675,351	135,070
Vistra Operations Co. LLC(n)	412,446	9,708,979
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(k)	412,446	293,868
		10,137,917
Total Common Stocks & Other Equity Interests		90,694,896

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Structured Products–3.40%
Adagio V CLO DAC (Ireland), Series V-X, Class E (3 mo. EURIBOR + 6.70%)(k)(l)	6.70%	10/15/2029	EUR	786	$926,816
Avoca CLO XVII DAC (United Kingdom), Series 17X, Class E (3 mo. EURIBOR + 5.95%)(k)(l)	5.95%	01/15/2030	EUR	3,750	4,364,751
Clontarf Park CLO (Ireland), Series 2017-1A, Class D (3 mo. EURIBOR + 5.10%)(k)(l)	5.10%	08/05/2030	EUR	4,988	5,730,385
Elm Park CLO, Ltd., Series 1X, Class D (3 mo. EURIBOR + 6.40%)(k)(l)	5.25%	04/16/2029	EUR	3,000	3,512,826
ING Investment Management CLO, Ltd., Series 2013-3A, Class D (3 mo. USD LIBOR + 4.50%)(k)(l)	6.83%	01/18/2026		$1,573	1,545,922
Madison Park Funding XIV, Ltd., Series 2014-14A, Class F (3 mo. USD LIBOR + 5.40%)(k)(l)	7.75%	07/20/2026		1,060	1,046,573
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class D (3 mo. USD LIBOR + 5.10%)(k)(l)	7.44%	10/25/2028		1,694	1,708,622
OCP Euro CLO (Ireland),
Series 2017-1, Class E (3 mo. EURIBOR + 5.35%)(k)(l)	5.35%	06/18/2030	EUR	2,850	3,318,308
Series 2017-2, Class E (3 mo. EURIBOR + 5.00%)(k)(l)	5.00%	01/15/2032	EUR	1,405	1,635,905
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class E (3 mo. USD LIBOR + 4.85%)(k)(l)	7.19%	04/15/2026		1,639	1,598,223
Palmerston Park CLO (Ireland), Series 2017, Class D (3 mo. EURIBOR + 5.37%)(k)(l)	5.37%	04/18/2030	EUR	4,000	4,666,121
Symphony CLO VIII, Ltd., Series 2012-8A, Class ER (3 mo. USD LIBOR + 6.00%)(k)(l)	8.34%	01/09/2023		3,147	3,162,570
Total Structured Products					33,217,022

			Shares
Preferred Stocks–0.00%(m)
Financial Intermediaries–0.00%
RJO Holdings Corp. (Acquired 12/10/2010; Cost $0)(k)(n)				649	6,489

Retailers (except Food & Drug)–0.00%
Vivarte (France) (Acquired 01/12/2018; Cost $0)(e)(k)(n)				34,487	0
Vivarte (France), Class A Preference Shares (Acquired 01/12/2018; Cost $0)(e)(k)(n)				1,150	0
Vivarte (France), Class B Preference Shares (Acquired 01/12/2018; Cost $0)(e)(k)(n)				1,150	0
					0

Telecommunications–0.00%
Goodman Networks Inc., Series A-1 (Acquired 05/31/2017; Cost $1,203)(e)(k)(n)				120,295	0
Total Preferred Stocks					6,489

Money Market Funds–2.45%
Invesco Government & Agency Portfolio –Institutional Class, 1.85%(p)				14,383,571	14,383,571
Invesco Treasury Portfolio –Institutional Class, 1.85%(p)				9,589,047	9,589,047
Total Money Market Funds					23,972,618
TOTAL INVESTMENTS IN SECURITIES–143.05% (Cost $1,404,651,302)					1,399,508,947
BORROWINGS–(29.85)%					(292,000,000)
VARIABLE RATE DEMAND PREFERRED SHARES–(12.74)%					(124,650,090)
OTHER ASSETS LESS LIABILITIES–(0.46)%					(4,480,786)
NET ASSETS–100.00%					$978,378,071

Investment Abbreviations:

CHF	– Swiss Franc
CLO	– Collateralized Loan Obligation
DAC	– Designated Activity Co.
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Dynamic Credit Opportunities Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(d)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(g)	This variable rate interest will settle after August 31, 2018, at which time the interest rate will be determined.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2018 was $10,462,041, which represented 1.07% of the Fund’s Net Assets.

(j)	The borrower has filed for protection in federal bankruptcy court.
(k)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $268,488,887, which represented 27.44% of the Fund’s Net Assets.

(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2018.
(m)	Security acquired through the restructuring of senior loans.
(n)	Non-income producing security.
(o)

Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of August 31, 2018 represented 3.74% of the Fund’s Net Assets. See Note 5.

(p)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

Portfolio Composition+*

By credit quality, based on Total Investments

As of August 31, 2018

BBB	0.1%
BBB-	2.4
BB+	2.0
BB	7.0
BB-	7.9
B+	13.8
B	27.2
B-	11.5
CCC+	5.5
CCC	2.1
CCC-	0.5
CC	0.0
Non-Rated	13.4
Equity	6.6

+

Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

*	Excluding money market fund holdings.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Dynamic Credit Opportunities Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/14/2018	Bank of America Merrill Lynch	USD	28,636,582	GBP	22,398,140	$411,315
09/14/2018	Barclays Bank PLC	EUR	6,600,973	USD	7,755,562	88,563
09/14/2018	Barclays Bank PLC	USD	85,988,903	EUR	75,155,074	1,303,363
09/14/2018	Canadian Imperial Bank of Commerce	EUR	73,575,819	USD	86,135,211	677,243
09/14/2018	Canadian Imperial Bank of Commerce	GBP	21,315,239	USD	28,205,390	561,895
09/14/2018	Canadian Imperial Bank of Commerce	USD	86,041,286	EUR	75,155,074	1,250,980
09/14/2018	Citibank, N.A.	NOK	7,551,190	USD	932,200	31,431
09/14/2018	Citibank, N.A.	SEK	358,901	USD	40,151	879
09/14/2018	Citibank, N.A.	USD	3,254,556	CHF	3,225,871	76,128
09/14/2018	Citibank, N.A.	USD	85,831,267	EUR	74,983,088	1,261,239
09/14/2018	Citibank, N.A.	USD	29,180,154	GBP	22,810,642	402,712
09/14/2018	Goldman Sachs International	EUR	73,575,819	USD	86,295,238	837,270
09/14/2018	Goldman Sachs International	GBP	21,315,239	USD	28,222,229	578,735
09/14/2018	Goldman Sachs International	SEK	187,854,025	USD	21,352,095	796,868
09/14/2018	JPMorgan Chase Bank, N.A.	EUR	91,562,980	USD	107,403,624	1,053,652
09/14/2018	JPMorgan Chase Bank, N.A.	SEK	14,665,010	USD	1,664,571	59,907
09/14/2018	JPMorgan Chase Bank, N.A.	USD	28,505,087	GBP	22,295,047	409,109
09/14/2018	Royal Bank of Canada	EUR	73,575,819	USD	86,278,316	820,347
09/14/2018	Royal Bank of Canada	GBP	22,861,068	USD	30,284,063	635,800
09/14/2018	State Street Bank & Trust Co.	SEK	165,977,040	USD	18,910,125	748,705
09/14/2018	Toronto–Dominion Bank (The)	USD	86,019,717	EUR	75,155,074	1,272,549
10/15/2018	Bank of America Merrill Lynch	SEK	155,714,331	USD	17,196,518	115,973
10/15/2018	Barclays Bank PLC	SEK	41,082,076	USD	4,516,908	10,553
10/15/2018	Citibank, N.A.	SEK	155,476,698	USD	17,165,723	111,245
10/15/2018	JPMorgan Chase Bank, N.A.	NOK	1,450	USD	174	1
Subtotal — Appreciation						13,516,462
09/14/2018	Bank of America Merrill Lynch	USD	17,939,982	SEK	162,847,821	(120,966)
09/14/2018	Barclays Bank PLC	USD	442,328	SEK	3,943,938	(10,777)
09/14/2018	Citibank, N.A.	CHF	3,225,871	USD	3,254,807	(75,877)
09/14/2018	Citibank, N.A.	GBP	2,012,283	USD	2,594,272	(15,436)
09/14/2018	Citibank, N.A.	USD	926,125	NOK	7,524,000	(28,600)
09/14/2018	Citibank, N.A.	USD	17,434,398	SEK	158,239,789	(119,598)
09/14/2018	Goldman Sachs International	USD	11,276,275	EUR	9,701,390	(8,156)
09/14/2018	JPMorgan Chase Bank, N.A.	USD	10,250,703	EUR	8,741,709	(97,249)
09/14/2018	JPMorgan Chase Bank, N.A.	USD	3,305	NOK	27,190	(61)
09/14/2018	JPMorgan Chase Bank, N.A.	USD	3,313,658	SEK	29,084,916	(131,149)
09/14/2018	State Street Bank & Trust Co.	USD	1,676,674	SEK	14,738,513	(63,966)
10/15/2018	Bank of America Merrill Lynch	GBP	22,389,106	USD	28,664,415	(410,382)
10/15/2018	Barclays Bank PLC	EUR	75,171,412	USD	86,216,348	(1,303,519)
10/15/2018	Barclays Bank PLC	USD	1,488,719	SEK	13,530,025	(4,590)
10/15/2018	Canadian Imperial Bank of Commerce	EUR	75,171,412	USD	86,268,968	(1,250,900)
10/15/2018	Citibank, N.A.	CHF	3,229,418	USD	3,267,137	(76,330)
10/15/2018	Citibank, N.A.	EUR	75,163,407	USD	86,244,373	(1,266,175)
10/15/2018	Citibank, N.A.	GBP	22,389,106	USD	28,670,460	(404,336)
10/15/2018	Citibank, N.A.	USD	407,604	SEK	3,690,007	(2,841)
10/15/2018	JPMorgan Chase Bank, N.A.	GBP	22,388,929	USD	28,664,479	(410,087)
10/15/2018	Toronto–Dominion Bank (The)	EUR	75,171,412	USD	86,246,717	(1,273,150)
Subtotal — Depreciation						(7,074,145)
Total Open Forward Foreign Currency Contracts — Currency Risk						$6,442,317

Currency Abbreviations:

CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling

NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Dynamic Credit Opportunities Fund

Statement of Assets and Liabilities

August 31, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,380,678,684)	$1,338,909,463
Investments in affiliates (Cost $23,972,618)	60,599,484
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	13,516,462
Cash	13,474,816
Foreign currencies, at value (Cost $20,225,735)	20,680,944
Receivable for:
Investments sold	122,659,104
Interest and fees	10,371,310
Investments matured (Cost $32,110,998)	1,910,344
Investment for trustee deferred compensation and retirement plans	12,768
Other assets	239,587
Total assets	1,582,374,282

Liabilities:
Variable rate demand preferred shares, at liquidation preference ($0.01 par value, 1,250 shares issued with liquidation preference of $100,000 per share)	124,650,090
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	7,074,145
Payable for:
Borrowings	292,000,000
Investments purchased	137,614,379
Dividends	304,898
Accrued fees to affiliates	83
Accrued interest expense	1,348,333
Accrued trustees’ and officers’ fees and benefits	4,693
Accrued other operating expenses	369,379
Trustee deferred compensation and retirement plans	12,768
Unfunded loan commitments	40,617,443
Total liabilities	603,996,211
Net assets applicable to common shares	$978,378,071

Net assets applicable to common shares consist of:
Shares of beneficial interest	$1,039,399,584
Undistributed net investment income	(10,467,249)
Undistributed net realized gain (loss)	(21,791,255)
Net unrealized appreciation (depreciation)	(28,763,009)
$978,378,071

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	74,094,284
Net asset value per common share	$13.20
Market value per common share	$11.46

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Dynamic Credit Opportunities Fund

Statement of Operations

For the six months ended August 31, 2018

(Unaudited)

Investment income:
Interest	$39,143,175
Dividends from affiliates (net of foreign withholding taxes of $282,725)	1,639,446
Dividends	66,820
Other income	27,962
Total investment income	40,877,403

Expenses:
Advisory fees	8,954,059
Administrative services fees	115,405
Custodian fees	247,688
Interest, facilities and maintenance fees	7,396,448
Transfer agent fees	35,757
Trustees’ and officers’ fees and benefits	17,314
Registration and filing fees	36,700
Reports to shareholders	52,154
Professional services fees	242,378
Other	59,693
Total expenses	17,157,596
Less: Fees waived	(6,737)
Net expenses	17,150,859
Net investment income	23,726,544

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investment securities	(7,241,113)
Foreign currencies	(1,255,879)
Forward foreign currency contracts	20,152,603
11,655,611
Change in net unrealized appreciation (depreciation) of:
Investment securities	(15,536,847)
Foreign currencies	1,279,368
Forward foreign currency contracts	10,445,608
(3,811,871)
Net realized and unrealized gain	7,843,740
Net increase in net assets from operations applicable to common shares	$31,570,284

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Dynamic Credit Opportunities Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2018 and the year ended February 28, 2018

(Unaudited)

	August 31, 2018	February 28, 2018
Operations:
Net investment income	$23,726,544	$52,819,585
Net realized gain (loss)	11,655,611	(29,275,269)
Change in net unrealized appreciation (depreciation)	(3,811,871)	30,418,430
Net increase in net assets resulting from operations	31,570,284	53,962,746
Distributions to common shareholders from net investment income	(27,785,357)	(45,857,779)
Return of capital applicable to common shareholders	—	(15,270,005)
Net increase (decrease) in net assets applicable to common shares	3,784,927	(7,165,038)

Net assets applicable to common shares:
Beginning of period	974,593,144	981,758,182
End of period (includes undistributed net investment income of $(10,467,249) and $(6,408,436), respectively)	$978,378,071	$974,593,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Dynamic Credit Opportunities Fund

Statement of Cash Flows

For the six months ended August 31, 2018

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$31,570,284

Adjustments to reconcile net increase in net assets applicable to common shares to net cash provided by operating activities:
Purchases of investments	(691,371,630)
Proceeds from sales of investments	771,249,290
Net change in forward foreign currency contracts	(10,445,608)
Amortization of premium and accretion of discount on investment securities	(2,612,511)
Decrease in interest receivables and other assets	415,899
Decrease in accrued expenses and other payables	(214,406)
Net realized loss from investment securities	7,241,113
Net change in unrealized depreciation on investment securities	15,536,847
Net cash provided by operating activities	121,369,278

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(27,780,652)
Proceeds from borrowings	15,000,000
Repayment from borrowings	(108,000,000)
Decrease in payable for amount due custodian	(532,056)
Decrease in VRTP Shares, at liquidation value	(75,000,000)
Increase in VRDP Shares, at liquidation value	125,000,000
Net cash provided by (used in) financing activities	(71,312,708)
Net increase (decrease) in cash and cash equivalents	50,056,570
Cash and cash equivalents at beginning of period	8,071,808
Cash and cash equivalents at end of period	$58,128,378

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$8,372,837

Notes to Financial Statements

August 31, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Dynamic Credit Opportunities Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund’s investment objective is to seek a high level of current income, with a secondary objective of capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or variable senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations — Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are

28                         Invesco Dynamic Credit Opportunities Fund

valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net

29                         Invesco Dynamic Credit Opportunities Fund

investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — Distributions from net investment income are declared and paid monthly to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit, Variable Rate Term Preferred Shares (“VRTP Shares”) and Variable Rate Demand Preferred Shares (“VRDP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in the foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon

30                         Invesco Dynamic Credit Opportunities Fund

exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.

Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.

Foreign Risk — The Fund may invest in senior loans to borrowers that are organized or located in countries other than the United States. Investment in non-U.S. issuers involves special risks, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, different legal systems and laws relating to creditors’ rights, the potential inability to enforce legal judgments and the potential for political, social and economic adversity. Investments by the Fund in non-U.S. dollar denominated investments will be subject to currency risk. The Fund also may hold non-U.S. dollar denominated senior loans or other securities received as part of a reorganization or restructuring. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

P.

Other Risks — The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Q.

Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into an investment advisory agreement with Invesco Advisers, Inc. (“the Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser monthly based on the annual rate of 1.25% of the Fund’s average daily managed assets. Managed assets for this purpose means the Fund’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Fund’s financial statements for purposes of GAAP.)

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2018, the Adviser waived advisory fees of $6,737.

The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2018, expenses incurred

31                         Invesco Dynamic Credit Opportunities Fund

under this agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

Certain officers and trustees of the Fund are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2018, there were transfers from Level 3 to Level 2 of $43,876,723, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $25,761,291, due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$943,277,835	$84,730,832	$1,028,008,667
Bonds & Notes	—	223,609,255	—	223,609,255
Common Stocks & Other Equity Interests	57,848,282	20,040,743	12,805,871	90,694,896
Structured Products	—	33,217,022	—	33,217,022
Preferred Stocks	—	6,489	0	6,489
Money Market Funds	23,972,618	—	—	23,972,618
Investments Matured	—	1,572,532	337,812	1,910,344
Total Investments in Securities	81,820,900	1,221,723,876	97,874,515	1,401,419,291
Other Investments — Assets*
Forward Foreign Currency Contracts	—	13,516,462	—	13,516,462
Other Investments — Liabilities*
Forward Foreign Currency Contracts	—	(7,074,145)	—	(7,074,145)
Total Other Investments	—	6,442,317	—	6,442,317
Total Investments	$81,820,900	$1,228,166,193	$97,874,515	$1,407,861,608

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

32                         Invesco Dynamic Credit Opportunities Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2018:

	Value February 28, 2018	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value August 31, 2018
Variable Rate Senior Loan Interests	$126,876,606	$34,691,096	$(49,348,794)	$903,939	$(6,309,889)	$2,462,965	$17,747,680	$(42,292,771)	$84,730,832
Common Stocks & Other Equity Interests	5,891,083	1,402,979	—	—	—	(924,339)	8,013,611	(1,577,463)	12,805,871
Preferred Stocks	186,932	—	—	—	—	(180,443)	—	(6,489)	0
Investments Matured	337,812	—	—	3,587	—	(3,587)	—	—	337,812
Total	$133,292,433	$36,094,075	$(49,348,794)	$907,526	$(6,309,889)	$1,354,596	$25,761,291	$(43,876,723)	$97,874,515

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2018:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$13,516,462
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$13,516,462

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(7,074,145)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(7,074,145)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2018.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of America Merrill Lynch	$527,288	$(531,348)	$(4,060)	$—	$—	$(4,060)
Barclays Bank PLC	1,402,479	(1,318,886)	83,593	—	—	83,593
Canadian Imperial Bank of Commerce	2,490,118	(1,250,900)	1,239,218	—	—	1,239,218
Citibank, N.A.	1,883,634	(1,989,193)	(105,559)	—	—	(105,559)
Goldman Sachs International	2,212,873	(8,156)	2,204,717	—	—	2,204,717
JPMorgan Chase Bank, N.A.	1,522,669	(638,546)	884,123	—	—	884,123
Royal Bank of Canada	1,456,147	—	1,456,147	—	—	1,456,147
State Street Bank & Trust Co.	748,705	(63,966)	684,739	—	—	684,739
Toronto–Dominion Bank (The)	1,272,549	(1,273,150)	(601)	—	—	(601)
Total	$13,516,462	$(7,074,145)	$6,442,317	$—	$—	$6,442,317

33                         Invesco Dynamic Credit Opportunities Fund

Effect of Derivative Investments for the six months ended August 31, 2018

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$20,152,603
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	10,445,608
Total	$30,598,211

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$1,434,887,291

NOTE 5—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the six months ended August 31, 2018.

	Value 02/28/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 08/31/18	Dividend Income
Nobina Europe AB	$33,102,189	$—	$—	$3,524,677	$—	$36,626,866	$1,602,106

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.

NOTE 7—Cash Balances and Borrowings

The Fund has entered into a $400 million revolving credit and security agreement which will expire on December 6, 2018. The revolving credit and security agreement is secured by the assets of the Fund.

During the six months ended August 31, 2018, the average daily balance of borrowing under the revolving credit and security agreement was $348,065,217 with a weighted interest rate of 1.45%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

34                         Invesco Dynamic Credit Opportunities Fund

NOTE 8—Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of August 31, 2018. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount(a)	Value
AMCP Clean Acquisition Co., LLC	Delayed Draw Term Loan	$ 160,200	$160,200
BrightView Landscapes, LLC	Revolver Loan	579,949	536,453
Carlisle FoodService Products, Inc.	Delayed Draw Term Loan	50,091	49,731
DentalCorp Perfect Smile ULC	Delayed Draw Second Lien Term Loan	208,844	207,277
Fieldwood Energy LLC	Term Loan	15,295,542	15,142,586
GFL Environmental Inc.	Delayed Draw Term Loan	197,614	196,915
Heartland Dental, LLC	Delayed Draw Term Loan	330,022	328,580
IAP Worldwide Services	Revolver Loan	1,299,963	1,299,964
MacDermid, Inc.	Multicurrency Revolver Loan	1,096,076	1,091,872
MacDermid, Inc.	Revolver Loan	1,096,076	1,091,872
Mavis Tire Express Services Corp.	Delayed Draw Term Loan	280,828	279,071
National Vision, Inc.	Revolver Loan	1,743,979	1,604,461
Nidda Healthcare Holding AG	Delayed Draw Term Loan C	GBP 1,158,628	1,503,981
Pret A Manger	Term Loan 2	GBP 500,000	645,794
Prime Security Services Borrower, LLC	Revolver Loan	2,034,652	2,025,720
Scientific Games International, Inc.	Multicurrency Revolver Loan	3,470,117	3,452,767
Scientific Games International, Inc.	Revolver Loan	2,615,566	2,602,488
Tackle Group S.a.r.l	Revolver Loan	EUR 740,826	829,817
Transtar Holding Co.	Delayed Draw Term Loan	157,647	156,859
Unilabs Diagnostics AB	Revolver Loan	EUR 6,438,814	7,411,035
			$40,617,443

(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2018, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2019	$2,612,706	$—	$2,612,706
Not subject to expiration	1,025,368	28,321,482	29,346,850
	$3,638,074	$28,321,482	$31,959,556

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

35                         Invesco Dynamic Credit Opportunities Fund

NOTE 10—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2018 was $563,791,953 and $678,258,833, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$87,646,896
Aggregate unrealized (depreciation) of investments	(115,190,962)
Net unrealized appreciation (depreciation) of investments	$(27,544,066)
Cost of investments for tax purposes is $1,435,405,674.

NOTE 11—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
Beginning shares	74,094,284	74,094,284
Shares issued through dividend reinvestment	—	—
Ending shares	74,094,284	74,094,284

The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

Note 12—Variable Rate Term Preferred Shares

On June 19, 2018, the Fund redeemed all of its outstanding VRTP Shares at their liquidation preference. The redemptions were funded with proceeds received from the issuance of the VRDP Shares.

Dividends paid on the VRTP Shares (which are treated as interest expense for financial reporting purposes) were declared daily and paid quarterly. As of June 18, 2018, the dividend rate was equal to the three month USD LIBOR interest rate plus a spread of 1.55%, which was based on the long-term credit rating assigned to the VRTP Shares by Moody’s Investors Service, Inc. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRTP Shares during the period ended, March 1, 2018 through June 18, 2018, were $75,000,000 and 3.68%, respectively.

The Fund was subject to certain restrictions relating to the VRTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions would have precluded the Fund from declaring any distributions to common shareholders or purchasing common shares and/or would have triggered an increased rate which, if not cured, would have caused the mandatory redemption of VRTP Shares at the liquidation preference plus any accumulated but unpaid dividends.

Dividends paid on VRTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Note 13—Variable Rate Demand Preferred Shares

On June 14, 2018, the Fund issued 1,250 Series W-7 VRDP Shares with a liquidation preference of $100,000 per share to Barclays Bank PLC, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of the VRDP Shares were used to redeem all of the Fund’s outstanding VRTP Shares. VRDP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. The Fund is required to redeem all outstanding VRDP Shares on June 1, 2028, unless earlier redeemed or repurchased. VRDP Shares are subject to an optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends. On or prior to the redemption date, the Fund will be required to segregate assets having a value equal to 110% of the redemption amount.

The Fund incurred costs in connection with the transfer of the VRDP Shares that are recorded as a deferred charge and are being amortized over a period of ten years to June 1, 2028. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate demand preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VRDP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. As of August, 31, 2018, the dividend rate is equal to the USD LIBOR interest rate plus a spread of 0.15%, which is based on the short-term credit rating assigned to the VRDP Shares by Moody’s Investors Service, Inc. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRDP Shares during the period, June 14, 2018 through August 31, 2018, were $125,000,000 and 2.11%, respectively.

The Fund is subject to certain restrictions relating to the VRDP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VRDP Shares at the maximum liquidation preference plus any accumulated but unpaid dividends.

The liquidation preference of VRDP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate demand preferred shares on the Statement of Assets and Liabilities. The fair value of VRDP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VRDP Shares, and therefore the “spread” on the VRDP Shares (determined in accordance with the VRDP Shares’ governing document) remains unchanged. At period-end, the Fund’s Adviser has determined that fair value of VRDP Shares is approximately their

36                         Invesco Dynamic Credit Opportunities Fund

liquidation preference. Fair value could vary if market conditions change materially and/or the credit rating assigned to the VRDP Shares is downgraded. Unpaid dividends on VRDP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VRDP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 14—Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended August 31, 2018, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Goldman Sachs Lending Partners LLC	$1,743,979	$1,604,461

NOTE 15—Dividends

The Fund declared the following dividends from net investment income subsequent to August 31, 2018:

Declaration Date	Amount per Share	Record Date	Payable Date
September 4, 2018	$0.625	September 14, 2018	September 28, 2018
October 1, 2018	$0.625	October 16, 2018	October 31, 2018

37                         Invesco Dynamic Credit Opportunities Fund

NOTE 16—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six months ended August 31,		Years ended February 28,				Year ended February 29,		Years ended February 28,
	2018		2018		2017		2016		2015		2014
Net asset value per common share, beginning of period	$13.15		$13.25		$11.51		$13.28		$13.82		$13.15
Net investment income(a)	0.32		0.71		0.89		0.97		0.92		0.84
Net gains (losses) on securities (both realized and unrealized)	0.11		0.02		1.73		(1.84)		(0.56)		0.73
Total from investment operations	0.43		0.73		2.62		(0.87)		0.36		1.57
Dividends from net investment income	(0.38)		(0.62)		(0.57)		(0.56)		(0.90)		(0.90)
Return of capital	—		(0.21)		(0.31)		(0.34)		—		—
Total dividends and distributions paid to common shareholders	(0.38)		(0.83)		(0.88)		(0.90)		(0.90)		(0.90)
Net asset value per common share, end of period	$13.20		$13.15		$13.25		$11.51		$13.28		$13.82
Market value per common share, end of period	$11.46		$11.59		$12.40		$9.97		$12.07		$12.90
Total return at net asset value(b)	3.65%		6.33%		24.21%		(6.03)%		3.29%		12.65%
Total return at market value(c)	2.10%		0.14%		34.20%		(10.44)%		0.57%		4.04%
Net assets, end of period (000’s omitted)	$978,378		$974,593		$981,758		$853,086		$983,798		$1,024,187
Portfolio turnover rate(d)	39%		89%		87%		88%		103%		121%

Ratio/supplement data based on average net assets applicable to common shares outstanding:
Ratio of expenses	3.50	%(e)(f)	3.07	%(f)	2.78	%(f)	2.68	%(f)	2.52	%(f)	2.25	%(f)
Ratio of expenses excluding interest, facilities and maintenance fees	1.99	%(e)	1.96%		1.94%		2.01%		1.96%		1.82%
Ratio of net investment income to average net assets	4.83	%(e)	5.45%		6.98%		7.61%		6.72%		6.28%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$125,000		$75,000		$125,000		$125,000		$125,000		$125,000
Total borrowings (000’s omitted)	$292,000		$385,000		$315,000		$265,000		$361,000		$331,000
Asset coverage per $1,000 unit of senior indebtedness(g)	$4,777		$3,725		$4,513		$4,691		$4,071		$4,472
Asset coverage per preferred share(h)	$882,423		$1,398,919		$885,323		$782,469		$887,038		$919,350
Liquidating preference per preferred share	$100,000		$100,000		$100,000		$100,000		$100,000		$100,000

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $973,601.
(f)	Includes fee waivers which were less than 0.005% per share.
(g)

Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(h)

Calculated by subtracting the Fund’s total liabilities (not including preferred shares at liquidation value) from the Fund’s total assets and dividing by the total number of preferred shares outstanding.

38                         Invesco Dynamic Credit Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of Invesco Dynamic Credit Opportunities Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. and Invesco Asset Management Limited currently manage assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End Loan Participation Funds Index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board also noted that the contractual management fee is a legacy fee charged to the Fund under a prior adviser. The

39                         Invesco Dynamic Credit Opportunities Fund

Board also noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

40                         Invesco Dynamic Credit Opportunities Fund

Distribution Information

The following table sets forth on a per share basis the distribution that was paid in July 2018. Included in the table is a written statement of the sources of the distribution on a generally accepted accounting principles (“GAAP”) basis.

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
07/31/18	Common Shares	$0.0465	$0.0000	$0.0160	$0.0625

Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for U.S. federal income tax purposes. This Notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.

41                         Invesco Dynamic Credit Opportunities Fund

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Dynamic Credit Opportunities Fund (the “Fund”) was held on August 9, 2018. The Meeting was held for the following purpose:

(1).	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1).	Bruce L. Crockett	68,538,373	978,619
	Jack M. Fields	68,771,837	745,155
	Martin L. Flanagan	68,774,290	742,702
	Robert C. Troccoli	68,675,902	841,090

42                         Invesco Dynamic Credit Opportunities Fund

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-22043	VK-CE-DCO-SAR-1	10252018 0853

ITEM 2.	CODE OF ETHICS.

Not required for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”) informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

PwC advised the Registrant’s Audit Committee that PwC had identified two matters for consideration under the SEC’s auditor independence rules. PwC stated that a PwC manager and a PwC Senior Manager each held financial interests in investment companies within the Invesco Fund complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant. In reaching this conclusion, PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, neither individual was in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the affiliate of the Registrant and the investments were not material to the net worth of either individual or their immediate family members.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2018, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Dynamic Credit Opportunities Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2018

EXHIBIT INDEX

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.